Average Annual Total Returns	12 Months Ended	15 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.24%	31.93%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.79%	49.14%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.48%	46.66%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.56%	30.61%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.71%	40.83%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.68%	14.18%
Brandes U.S. Small-Mid Cap Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.21%	17.95%
Performance Inception Date		Oct. 04, 2023
Brandes U.S. Small-Mid Cap Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.75%	17.49%
Brandes U.S. Small-Mid Cap Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.04%	13.54%
Brandes U.S. Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.00%	22.37%
Performance Inception Date		Oct. 04, 2023
Brandes U.S. Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	21.72%
Brandes U.S. Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.46%	16.86%
Brandes International ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.68%	17.67%
Performance Inception Date		Oct. 04, 2023
Brandes International ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.64%	16.65%
Brandes International ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.54%	13.09%